Corporate Information	12 Months Ended
Dec. 31, 2021
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Corporate Information
1. CORPORATE INFORMATION
These consolidated financial statements of Ozon Holdings PLC (hereinafter “the Company”) and its subsidiaries (collectively, “the Group”) for the year ended December 31, 2021 were authorized for issue in accordance with a resolution of the directors on April 29, 2022.
Ozon Holdings PLC (until October 22, 2020—Ozon Holdings Limited and until November 8, 2007—Jolistone Enterprises Limited) is a public limited company that was incorporated on August 26, 1999 under the law of the Republic of Cyprus (“Cyprus”). The Company’s registered office is located at Arch. Makariou III,
2-4,
Capital Center, 9th Floor, 1065 Nicosia, Cyprus.
The principal subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

		% equity interest
Subsidiary	Principal activity	2021	2020
Ozon Holding LLC	Holding entity for Russia-based assets	100%	100%
Internet Solutions LLC	Internet retailer of consumer goods	100%	100%
Internet Logistics LLC	Management of fulfillment facilities	100%	100%
Internet Travel LLC	Internet retailer of travel services	100%	100%
Ozon Technologies LLC	IT services and development	100%	100%
All the principal subsidiaries of the Company are incorporated in the Russian Federation (“Russia”).
The Group is a leading
e-commerce
platform that enables third-party sellers to offer their products to consumers through its on-line
marketplace. In addition to the marketplace operation,
 the
Group operates a direct sales business, where the Group offers a wide variety of multi-category consumer products to the general public through the Group’s mobile apps and websites (ozon.ru). The Group provides a wide range of additional services, including advertising services and financial products to its customers.
On November 27, 2020, the Company completed an initial public offering (“IPO”) of 37,950,000 newly issued ordinary shares, represented by 37,950,000 American depositary shares (“ADSs”), on Nasdaq. In addition, the Group issued 4,500,000 ordinary shares to its existing shareholders, Sistema PJSFC and Baring Vostok Private Equity Funds (“Baring Vostok”), in concurrent private placements. Sistema PJSFC and Baring Vostok are the Group’s major shareholders with the ownership share of 33.0% and 32.6%, respectively, as at December 31, 2021. The Group has no ultimate controlling party since March 5, 2012.
As of December 31, 2021, the Group’s principal geographic market is Russia.